Other financial assets and liabilities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 R$ / shares	Dec. 31, 2018 USD ($) shares
Other financial assets
Financial investments		$ 18		$ 32
Derivative financial instruments - Current		106		39
Related parties - Loans - Current		1,898		364
Total other financial assets - Current		2,022		435
Loans - Non-current		151		153
Derivative financial instruments - Non-current		453		392
Investments in equity securities -Non- Current				987
Non-current financial assets		3,232		3,144
Related parties - Loans - Non-current		2,628		1,612
Total other financial assets - Non-current		3,232		3,144
Other financial liabilities
Derivative financial instruments - Current		104		470
Related parties - Current		882		1,134
Total other financial liabilities - Current		986		1,604
Derivative financial instruments - Non-current		686		344
Related parties- Non-Current		975		960
Participative stockholders' debentures - Non-Current		1,233		1,407
Total other financial liabilities - Non-Current		2,894		$ 2,711
Number of debentures issued (in shares) | shares				388,559,056
Par value of debentures issued | R$ / shares			R$ 0.01
Remuneration paid to the participative stockholders debentures	$ 148	$ 147